Shareholders' equity - Authorized capital (Details) € in Thousands	May 22, 2025 EUR (€) item	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Shareholders' equity
Number of shares issued		293,413,449	293,413,449
Authorized capital 2025
Shareholders' equity
Minimum number of occasions management board is authorized to increase share capital | item	1
Maximum increase in authorized capital | €	€ 60,000
Minimum share capital attributable to shares issued with exclusion of subscription rights for authorization to exclude subscription rights	10.00%
Minimum share capital attributable to shares issued with exclusion of subscription rights for exercise of authorization to exclude subscription rights	10.00%
Number of shares issued		0